Other Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Information
Schedule of revenue amount and percentage of total revenues from rentals of flight equipment attributable to geographic areas based on each airline's principal place of business

	2011			2010			2009
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,953,475		43.8%	$2,103,058		44.5%	$2,195,516	44.6%
Asia and the Pacific	1,356,603		30.5	1,455,873		30.8	1,503,241	30.5
The Middle East and Africa	555,058		12.5	585,679	(b)	12.4	412,687	8.4
U.S. and Canada	362,143		8.1	375,496	(b)	7.9	228,126	4.6
Central and South America and Mexico	227,126		5.1	206,396	(b)	4.4	588,683	11.9

	$4,454,405	(a)	100.0	$4,726,502		100.0%	$4,928,253	100.0%

(a)
Includes AeroTurbine revenue of $19,874 as of the acquisition date of October 7, 2011.

(b)
Amounts have been revised to reflect the proper revenues and percentages for the indicated regions. We previously reported the Middle East and Africa at $375,496 and 7.9%, U.S. and Canada at $206,396 and 4.4% and Central and South America and Mexico at $585,679 and 12.4%.

Schedule of revenue attributable to individual countries representing at least 10% of total revenue in any year based on each airline's principal place of business

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$766,350	17.2%	$815,683	17.3%	$879,073	18.3%
France	487,027	10.9	516,899	10.9	526,283	10.9